Quarterly Holdings Report
for
Fidelity Managed Retirement Income Fund℠
April 30, 2025
RW22-NPRT3-0625
1.858586.117
Bond Funds - 70.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	320,652	3,203,316
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	22,800	174,644
Fidelity Series Corporate Bond Fund (a)	152,484	1,413,529
Fidelity Series Emerging Markets Debt Fund (a)	11,780	92,708
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,885	26,513
Fidelity Series Floating Rate High Income Fund (a)	1,975	17,259
Fidelity Series Government Bond Index Fund (a)	252,580	2,328,792
Fidelity Series High Income Fund (a)	2,029	17,247
Fidelity Series International Credit Fund (a)	1,050	8,779
Fidelity Series International Developed Markets Bond Index Fund (a)	100,318	873,772
Fidelity Series Investment Grade Bond Fund (a)	217,750	2,192,740
Fidelity Series Investment Grade Securitized Fund (a)	153,178	1,372,478
Fidelity Series Long-Term Treasury Bond Index Fund (a)	100,898	548,883
Fidelity Series Real Estate Income Fund (a)	1,728	17,264
TOTAL BOND FUNDS (Cost $12,928,320)		12,287,924

Domestic Equity Funds - 8.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	18,449	320,641
Fidelity Series Commodity Strategy Fund (a)	425	37,886
Fidelity Series Large Cap Growth Index Fund (a)	8,882	206,771
Fidelity Series Large Cap Stock Fund (a)	8,571	191,810
Fidelity Series Large Cap Value Index Fund (a)	24,173	389,427
Fidelity Series Small Cap Core Fund (a)	8,294	87,174
Fidelity Series Small Cap Opportunities Fund (a)	2,990	39,471
Fidelity Series Value Discovery Fund (a)	9,096	139,446
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,130,280)		1,412,626

International Equity Funds - 13.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	7,454	125,001
Fidelity Series Emerging Markets Fund (a)	15,059	137,641
Fidelity Series Emerging Markets Opportunities Fund (a)	28,932	552,886
Fidelity Series International Growth Fund (a)	20,064	368,783
Fidelity Series International Index Fund (a)	10,381	138,270
Fidelity Series International Small Cap Fund (a)	13,362	236,237
Fidelity Series International Value Fund (a)	25,892	364,816
Fidelity Series Overseas Fund (a)	24,488	366,836
Fidelity Series Select International Small Cap Fund (a)	1,090	13,206
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,871,271)		2,303,676

Short-Term Funds - 6.1%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	19,702	198,400
Fidelity Series Treasury Bill Index Fund (a)	86,717	862,833
TOTAL SHORT-TERM FUNDS (Cost $1,059,580)		1,061,233

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $313,150)	4.41	313,150	313,150

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $17,302,601)	17,378,609
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,723)
NET ASSETS - 100.0%	17,372,886

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	2,933,164	1,259,637	1,079,081	61,950	(14,223)	103,819	3,203,316	320,652
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	90,227	114,935	29,793	3,348	(564)	(161)	174,644	22,800
Fidelity Series Blue Chip Growth Fund	287,597	210,237	146,960	24,902	(6,685)	(23,548)	320,641	18,449
Fidelity Series Canada Fund	102,304	59,124	44,615	2,756	3,051	5,137	125,001	7,454
Fidelity Series Commodity Strategy Fund	124,981	16,391	101,106	3,736	(49,119)	46,739	37,886	425
Fidelity Series Corporate Bond Fund	1,262,652	541,555	381,380	42,230	(20,790)	11,492	1,413,529	152,484
Fidelity Series Emerging Markets Debt Fund	77,485	34,822	18,895	3,270	(353)	(351)	92,708	11,780
Fidelity Series Emerging Markets Debt Local Currency Fund	24,558	8,759	7,404	950	(594)	1,194	26,513	2,885
Fidelity Series Emerging Markets Fund	164,298	83,073	108,145	3,798	(1,574)	(11)	137,641	15,059
Fidelity Series Emerging Markets Opportunities Fund	658,013	341,915	451,867	11,385	(3,841)	8,666	552,886	28,932
Fidelity Series Floating Rate High Income Fund	14,768	6,913	3,972	945	(61)	(389)	17,259	1,975
Fidelity Series Government Bond Index Fund	1,955,544	958,193	592,444	51,470	(31,540)	39,039	2,328,792	252,580
Fidelity Series Government Money Market Fund	156,176	233,441	76,467	5,820	-	-	313,150	313,150
Fidelity Series High Income Fund	80,027	8,743	72,665	2,132	(5,795)	6,937	17,247	2,029
Fidelity Series International Credit Fund	8,310	327	-	326	-	142	8,779	1,050
Fidelity Series International Developed Markets Bond Index Fund	581,744	444,800	155,095	17,541	(8,517)	10,840	873,772	100,318
Fidelity Series International Growth Fund	256,507	213,436	103,472	8,642	1,447	865	368,783	20,064
Fidelity Series International Index Fund	96,420	77,189	42,125	2,364	1,345	5,441	138,270	10,381
Fidelity Series International Small Cap Fund	222,729	98,437	82,239	17,267	1,694	(4,384)	236,237	13,362
Fidelity Series International Value Fund	254,889	199,614	117,247	9,504	5,054	22,506	364,816	25,892
Fidelity Series Investment Grade Bond Fund	1,907,611	850,372	566,575	60,664	(26,149)	27,481	2,192,740	217,750
Fidelity Series Investment Grade Securitized Fund	1,234,053	524,120	383,898	40,793	(29,017)	27,220	1,372,478	153,178
Fidelity Series Large Cap Growth Index Fund	184,225	113,054	92,171	781	(3,180)	4,843	206,771	8,882
Fidelity Series Large Cap Stock Fund	168,454	111,022	80,188	12,602	(427)	(7,051)	191,810	8,571
Fidelity Series Large Cap Value Index Fund	346,375	235,842	180,847	11,106	(1,729)	(10,214)	389,427	24,173
Fidelity Series Long-Term Treasury Bond Index Fund	392,506	311,219	145,726	10,022	(37,279)	28,163	548,883	100,898
Fidelity Series Overseas Fund	254,743	211,095	114,856	4,660	6,514	9,340	366,836	24,488
Fidelity Series Real Estate Income Fund	14,624	6,242	3,789	598	(11)	198	17,264	1,728
Fidelity Series Select International Small Cap Fund	-	12,961	232	-	(10)	487	13,206	1,090
Fidelity Series Short-Term Credit Fund	164,669	71,850	40,000	5,246	2	1,879	198,400	19,702
Fidelity Series Small Cap Core Fund	85,613	57,492	39,998	950	(2,714)	(13,219)	87,174	8,294
Fidelity Series Small Cap Opportunities Fund	51,659	23,557	26,781	3,917	1,862	(10,826)	39,471	2,990
Fidelity Series Treasury Bill Index Fund	474,076	518,999	130,688	16,966	(265)	711	862,833	86,717
Fidelity Series Value Discovery Fund	121,295	80,578	55,308	6,143	(1,034)	(6,085)	139,446	9,096
	14,752,296	8,039,944	5,476,029	448,784	(224,502)	286,900	17,378,609

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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